SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund

December 31, 2019 (Unaudited)

Shares		Value
Common Stocks — 99.92%
Bangladesh — 0.38%
8,404,432	BRAC Bank Ltd.*	$5,651,140

Brazil — 6.72%
1,970,400	B3 SA - Brasil Bolsa Balcao	21,047,577
2,820,100	Banco Bradesco SA	23,884,656
2,211,840	Banco do Brasil SA	29,042,531
955,666	Raia Drogasil SA	26,522,125

		100,496,889

Chile — 3.12%
3,855,443	Antofagasta Plc	46,681,002

China — 15.00%
5,423,560	China Resources Land Ltd.	26,984,035
7,808,000	Fuyao Glass Industry Group Co. Ltd., Series H(a)	23,907,976
2,370,622	Midea Group Co. Ltd., Class A	19,875,839
4,981,970	Ping An Insurance Group Co. of China Ltd., Series H	58,953,981
209,117	Prosus NV*	15,650,718
1,004,700	Tencent Holdings Ltd.	48,402,586
634,900	Yum China Holdings, Inc.	30,481,549

		224,256,684

Hong Kong — 4.77%
6,775,000	AIA Group Ltd.	71,259,223

India — 14.90%
441,879	Dr Reddy’s Laboratories Ltd.	17,809,932
363,480	Dr. Reddy’s Laboratories Ltd., ADR	14,750,018
1,333,075	HDFC Bank Ltd.	23,786,784
476,439	Hero MotoCorp Ltd.	16,311,026
1,978,317	Housing Development Finance Corp. Ltd.	66,891,752
3,634,387	Mahindra & Mahindra Ltd.	27,081,763
1,855,634	Tata Consultancy Services Ltd.	56,190,041

		222,821,316

Indonesia — 3.22%
7,818,781	Bank Central Asia Tbk PT	18,804,220
251,215,100	Kalbe Farma Tbk PT	29,289,601

		48,093,821

Korea — 9.89%
77,095	Amorepacific Corp.	13,277,066
1,326,300	Hanon Systems	12,767,319
57,934	NCSoft Corp.	27,032,302
106,910	Samsung Fire & Marine Insurance Co. Ltd.	22,476,274

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund (cont.)

December 31, 2019 (Unaudited)

Shares		Value
979,905	Shinhan Financial Group Co. Ltd.*	$36,739,375
437,476	SK Hynix, Inc.	35,583,316

		147,875,652

Mexico — 2.79%
442,000	Fomento Economico Mexicano SAB de CV, ADR	41,773,420

Peru — 2.40%
168,360	Credicorp Ltd.	35,882,567

Philippines — 3.08%
2,235,925	SM Investments Corp.	46,011,278

South Africa — 8.36%
2,074,369	Clicks Group Ltd.	38,034,560
2,475,507	Discovery Ltd.	21,337,098
401,502	Naspers Ltd., N Shares	65,704,604

		125,076,262

Taiwan — 16.68%
22,963,555	E.Sun Financial Holding Co. Ltd.	21,400,111
1,747,000	Giant Manufacturing Co. Ltd.	12,436,382
167,000	Largan Precision Co. Ltd.	27,895,384
2,124,000	MediaTek, Inc.	31,471,489
7,461,530	Standard Foods Corp.	17,339,109
9,483,000	Taiwan Semiconductor Manufacturing Co. Ltd.	104,956,230
13,707,468	Uni-President Enterprises Corp.	33,992,180

		249,490,885

Thailand — 1.17%
3,460,900	Kasikornbank Public Co. Ltd., NVDR	17,422,696

Turkey — 1.50%
20,815,298	Enka Insaat ve Sanayi AS	22,471,117

United Kingdom — 5.07%
1,041,993	Mondi Plc	24,279,509
899,302	Unilever Plc	51,478,776

		75,758,285

United States — 0.87%
5,419,700	Samsonite International SA(a)	13,035,802

Total Common Stocks		1,494,058,039

(Cost $1,368,138,158)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund (cont.)

December 31, 2019 (Unaudited)

Shares		Value
Preferred Stocks — 0.05%
Korea — 0.05%
5,035	Samsung Fire & Marine Insurance Co. Ltd.	$722,785

Total Preferred Stocks		722,785

(Cost $835,105)

Investment Company — 0.60%
9,012,891	U.S. Government Money Market Fund, RBC Institutional Class 1 (b)	9,012,891

Total Investment Company		9,012,891

(Cost $9,012,891)

Total Investments		$1,503,793,715
(Cost $1,377,986,154) — 100.57%

Liabilities in excess of other assets — (0.57)%		(8,494,830)

NET ASSETS — 100.00%		$1,495,298,885

*	Non-income producing security.
(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Affiliated investment.

Abbreviations used are defined below:

ADR - American Depositary Receipt

NVDR - Non-Voting Depository Receipt

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund (cont.)

December 31, 2019 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financials	31.79%
Information Technology	17.13%
Consumer Discretionary	15.87%
Consumer Staples	14.87%
Communication Services	5.04%
Materials	4.75%
Industrials	4.58%
Health Care	4.14%
Real Estate	1.80%
Other*	0.03%

100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.

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